Trade and other receivables (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Sep. 12, 2022
Disclosure of acquired receivables [line items]
VAT/GST receivables	$ 315,749		$ 405,281
Provision for VAT receivable	470,263	$ 839,758
Provisions	$ 6,364,168		$ 6,367,438
Lifezone Limited
Disclosure of acquired receivables [line items]
Non-refundable deposit paid				$ 400,000